UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2004

Item 1. Reports to Stockholders

Fidelity Fifty®

Semiannual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Actual	$ 1,000.00	$ 1,057.20	$ 5.50
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.86	$ 5.40

* Expenses are equal to the Fund's annualized expense ratio of 1.06%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Carnival Corp. unit	4.9	2.7
American Express Co.	4.3	3.2
Seagate Technology	4.2	2.6
Microsoft Corp.	4.1	4.0
Yahoo!, Inc.	3.6	4.0
Siebel Systems, Inc.	3.6	3.3
Infosys Technologies Ltd.	3.5	1.7
Research In Motion Ltd.	3.4	0.7
Monster Worldwide, Inc.	3.3	2.2
Kerzner International Ltd.	2.8	2.1
	37.7
Top Five Market Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.4	26.7
Consumer Discretionary	18.5	19.0
Industrials	17.5	7.4
Health Care	10.4	18.0
Financials	9.9	10.3
Asset Allocation (% of fund's net assets)
As of December 31, 2004 *		As of June 30, 2004 **
	Stocks 100.0%		Stocks 94.5%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	28.7%	** Foreign investments	20.5%

Semiannual Report

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 18.5%
Hotels, Restaurants & Leisure - 9.8%
Carnival Corp. unit	760,000	$ 43,798,800
Kerzner International Ltd. (a)	418,300	25,118,915
McDonald's Corp.	310,500	9,954,630
Starwood Hotels & Resorts Worldwide, Inc. unit	141,000	8,234,400
		87,106,745
Leisure Equipment & Products - 2.6%
Brunswick Corp.	464,500	22,992,750
Media - 4.6%
Clear Channel Communications, Inc.	695,000	23,275,550
Radio One, Inc. Class D (non-vtg.) (a)	1,072,075	17,281,849
		40,557,399
Specialty Retail - 1.5%
Hennes & Mauritz AB (H&M) (B Shares)	139,900	4,873,281
Ross Stores, Inc.	305,200	8,811,124
		13,684,405
TOTAL CONSUMER DISCRETIONARY		164,341,299
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
CVS Corp.	144,700	6,521,629
ENERGY - 3.0%
Energy Equipment & Services - 2.6%
BJ Services Co.	165,600	7,707,024
Nabors Industries Ltd. (a)	306,700	15,730,643
		23,437,667
Oil & Gas - 0.4%
Valero Energy Corp.	76,700	3,482,180
TOTAL ENERGY		26,919,847
FINANCIALS - 9.9%
Commercial Banks - 1.9%
Wells Fargo & Co.	270,000	16,780,500
Consumer Finance - 4.3%
American Express Co.	672,200	37,891,914
Insurance - 2.1%
American International Group, Inc.	290,200	19,057,434
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.6%
New York Community Bancorp, Inc.	706,000	$ 14,522,420
TOTAL FINANCIALS		88,252,268
HEALTH CARE - 10.4%
Biotechnology - 1.0%
Angiotech Pharmaceuticals, Inc. (a)	491,700	9,104,645
Health Care Equipment & Supplies - 3.0%
Advanced Medical Optics, Inc. (a)(d)	108,700	4,471,918
DENTSPLY International, Inc.	82,200	4,619,640
Kinetic Concepts, Inc.	104,700	7,988,610
ResMed, Inc. (a)	181,600	9,279,760
		26,359,928
Health Care Providers & Services - 4.3%
Henry Schein, Inc. (a)	274,400	19,109,216
UnitedHealth Group, Inc.	222,400	19,577,872
		38,687,088
Pharmaceuticals - 2.1%
Elan Corp. PLC sponsored ADR (a)	347,400	9,466,650
Pfizer, Inc.	334,400	8,992,016
		18,458,666
TOTAL HEALTH CARE		92,610,327
INDUSTRIALS - 17.5%
Aerospace & Defense - 4.7%
Honeywell International, Inc.	198,700	7,035,967
Precision Castparts Corp.	311,000	20,426,480
The Boeing Co.	188,700	9,768,999
United Technologies Corp.	44,500	4,599,075
		41,830,521
Airlines - 2.6%
AirTran Holdings, Inc. (a)	299,100	3,200,370
Ryanair Holdings PLC sponsored ADR (a)	499,600	20,358,700
		23,559,070
Commercial Services & Supplies - 8.6%
Dun & Bradstreet Corp. (a)	87,800	5,237,270
Korn/Ferry International (a)	970,000	20,127,500
Monster Worldwide, Inc. (a)	866,400	29,145,696
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	522,400	$ 9,486,784
Universal Technical Institute, Inc. (d)	326,400	12,442,368
		76,439,618
Industrial Conglomerates - 1.6%
General Electric Co.	389,500	14,216,750
TOTAL INDUSTRIALS		156,045,959
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 5.5%
QUALCOMM, Inc.	338,000	14,331,200
Research In Motion Ltd. (a)	371,300	30,564,178
Sierra Wireless, Inc. (a)	245,600	4,345,073
		49,240,451
Computers & Peripherals - 5.6%
Dell, Inc. (a)	166,200	7,003,668
Seagate Technology (d)	2,159,300	37,291,111
UNOVA, Inc. (a)(d)	217,700	5,505,633
		49,800,412
Electronic Equipment & Instruments - 0.7%
AU Optronics Corp. sponsored ADR (d)	447,600	6,409,632
Internet Software & Services - 4.5%
Google, Inc. Class A	39,800	7,685,380
Yahoo!, Inc. (a)	856,200	32,261,616
		39,946,996
IT Services - 3.5%
Infosys Technologies Ltd.	634,496	30,686,133
Software - 8.6%
Microsoft Corp.	1,376,400	36,763,644
NAVTEQ Corp.	176,600	8,187,176
Siebel Systems, Inc. (a)	3,029,279	31,807,430
		76,758,250
TOTAL INFORMATION TECHNOLOGY		252,841,874
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 7.0%
Chemicals - 1.4%
Monsanto Co.	185,400	$ 10,298,970
Potash Corp. of Saskatchewan	23,000	1,911,875
		12,210,845
Metals & Mining - 5.6%
Arch Coal, Inc.	396,900	14,105,826
Companhia Vale do Rio Doce sponsored ADR	446,100	12,941,361
Massey Energy Co.	256,200	8,954,190
Phelps Dodge Corp.	143,400	14,185,128
		50,186,505
TOTAL MATERIALS		62,397,350
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.6%
Sprint Corp.	215,000	5,342,750
Wireless Telecommunication Services - 3.9%
Crown Castle International Corp. (a)	921,900	15,340,416
Vodafone Group PLC sponsored ADR	708,800	19,406,944
		34,747,360
TOTAL TELECOMMUNICATION SERVICES		40,090,110
TOTAL COMMON STOCKS (Cost $758,022,621)		890,020,663
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 2.24% (b)	1,963,701	1,963,701
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	41,755,300	41,755,300
TOTAL MONEY MARKET FUNDS (Cost $43,719,001)		43,719,001
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $801,741,622)		933,739,664
NET OTHER ASSETS - (4.9)%		(43,427,685)
NET ASSETS - 100%		$ 890,311,979
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.3%
Canada	5.1%
Panama	4.9%
Cayman Islands	4.2%
India	3.5%
Ireland	3.4%
Bahamas (Nassau)	2.8%
United Kingdom	2.2%
Brazil	1.4%
Others (individually less than 1%)	1.2%
100.0%
Income Tax Information
At June 30, 2004, the fund had a capital loss carryforward of approximately $6,528,000 all of which will expire on June 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

December 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,697,208) (cost $801,741,622) - See accompanying schedule		$ 933,739,664
Foreign currency held at value (cost $5,061)		5,360
Receivable for investments sold		2,263,979
Receivable for fund shares sold		649,256
Dividends receivable		618,018
Interest receivable		8,029
Prepaid expenses		3,421
Other affiliated receivables		766
Other receivables		94,533
Total assets		937,383,026

Liabilities
Payable for investments purchased	$ 383,426
Payable for fund shares redeemed	2,939,388
Accrued management fee	554,692
Other affiliated payables	221,906
Other payables and accrued expenses	1,216,335
Collateral on securities loaned, at value	41,755,300
Total liabilities		47,071,047

Net Assets		$ 890,311,979
Net Assets consist of:
Paid in capital		$ 780,635,074
Undistributed net investment income		51,183
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,191,389)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		130,817,111
Net Assets, for 43,146,502 shares outstanding		$ 890,311,979
Net Asset Value, offering price and redemption price per share ($890,311,979 ÷ 43,146,502 shares)		$ 20.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2004 (Unaudited)

Investment Income
Dividends		$ 3,370,355
Special Dividends		4,129,200
Interest		340,840
Security lending		34,758
Total income		7,875,153

Expenses
Management fee Basic fee	$ 2,457,290
Performance adjustment	692,301
Transfer agent fees	1,179,931
Accounting and security lending fees	141,710
Non-interested trustees' compensation	2,703
Custodian fees and expenses	34,346
Registration fees	23,411
Audit	20,259
Legal	1,489
Total expenses before reductions	4,553,440
Expense reductions	(195,422)	4,358,018
Net investment income (loss)		3,517,135
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(12,657,508)
Foreign currency transactions	(40,687)
Total net realized gain (loss)		(12,698,195)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $945,319)	54,537,442
Assets and liabilities in foreign currencies	5,469
Total change in net unrealized appreciation (depreciation)		54,542,911
Net gain (loss)		41,844,716
Net increase (decrease) in net assets resulting from operations		$ 45,361,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2004 (Unaudited)	Year ended June 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,517,135	$ (2,683,885)
Net realized gain (loss)	(12,698,195)	120,111,040
Change in net unrealized appreciation (depreciation)	54,542,911	(32,529,582)
Net increase (decrease) in net assets resulting from operations	45,361,851	84,897,573
Distributions to shareholders from net investment income	(3,465,273)	(1,497,204)
Share transactions Proceeds from sales of shares	62,220,403	344,230,001
Reinvestment of distributions	3,385,192	1,457,228
Cost of shares redeemed	(143,375,387)	(395,504,496)
Net increase (decrease) in net assets resulting from share transactions	(77,769,792)	(49,817,267)
Redemption fees	11,052	67,037
Total increase (decrease) in net assets	(35,862,162)	33,650,139

Net Assets
Beginning of period	926,174,141	892,524,002
End of period (including undistributed net investment income of $51,183 and accumulated net investment loss of $679, respectively)	$ 890,311,979	$ 926,174,141
Other Information Shares
Sold	3,275,378	18,165,322
Issued in reinvestment of distributions	166,267	83,175
Redeemed	(7,561,961)	(20,829,558)
Net increase (decrease)	(4,120,316)	(2,581,061)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2004	Years ended June 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 19.59	$ 17.90	$ 17.19	$ 16.80	$ 21.68	$ 21.39
Income from Investment Operations
Net investment income (loss) E	.08 F	(.05)	.11	.10	.12	.15
Net realized and unrealized gain (loss)	1.04	1.77	.73	.36	(1.86)	1.60
Total from investment operations	1.12	1.72	.84	.46	(1.74)	1.75
Distributions from net investment income	(.08)	(.03)	(.13)	(.08)	(.25)	(.03)
Distributions from net realized gain	-	-	-	-	(2.30)	(1.43)
Distributions in excess of net realized gain	-	-	-	-	(.60)	-
Total distributions	(.08)	(.03)	(.13)	(.08)	(3.15)	(1.46)
Redemption fees added to paid in capital E	- H	- H	- H	.01	.01	- H
Net asset value, end of period	$ 20.63	$ 19.59	$ 17.90	$ 17.19	$ 16.80	$ 21.68
Total Return B, C, D	5.72%	9.63%	4.98%	2.83%	(8.76)%	9.22%
Ratios to Average Net Assets G
Expenses before expense reductions	1.06% A	1.05%	1.08%	1.12%	.95%	.88%
Expenses net of voluntary waivers, if any	1.06% A	1.05%	1.08%	1.12%	.95%	.88%
Expenses net of all reductions	1.02% A	.99%	.93%	1.09%	.90%	.80%
Net investment income (loss)	.82% A	(.29)%	.66%	.61%	.66%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 890,312	$ 926,174	$ 892,524	$ 741,446	$ 429,373	$ 536,085
Portfolio turnover rate	114% A	161%	230%	50%	158%	295%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.09 per share.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Fifty (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 152,178,645
Unrealized depreciation	(20,380,588)
Net unrealized appreciation (depreciation)	$ 131,798,057
Cost for federal income tax purposes	$ 801,941,607

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $471,696,361 and $499,152,614, respectively.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .74% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $335,002 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,362 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $191,375 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $489 and $3,558, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIF-USAN-0205
1.787779.101

Fidelity®

Discovery Fund

Semiannual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Actual	$ 1,000.00	$ 1,105.10	$ 4.62
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.82	$ 4.43

* Expenses are equal to the Fund's annualized expense ratio of .87%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	5.7	0.7
Microsoft Corp.	4.9	3.9
International Business Machines Corp.	4.4	0.0
SBC Communications, Inc.	4.3	5.2
Verizon Communications, Inc.	4.3	6.1
Roche Holding AG (participation certificate)	3.9	3.6
General Electric Co.	3.4	1.1
SLM Corp.	3.4	4.4
Altria Group, Inc.	3.2	0.0
Pfizer, Inc.	3.1	3.0
	40.6
Top Five Market Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.5	7.1
Health Care	16.3	22.8
Financials	13.0	9.0
Industrials	12.5	13.7
Telecommunication Services	10.2	14.4
Asset Allocation (% of fund's net assets)
As of December 31, 2004 *		As of June 30, 2004 **
	Stocks 98.4%		Stocks 93.5%
	Convertible Securities 0.5%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 5.8%
* Foreign investments	12.8%	** Foreign investments	12.2%

Semiannual Report

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 5.4%
Hotels, Restaurants & Leisure - 1.8%
Gaylord Entertainment Co. (a)	53,600	$ 2,226
International Game Technology	131,900	4,535
Shuffle Master, Inc. (a)(d)	39,794	1,874
Sportingbet PLC (a)	376,700	1,368
		10,003
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	8,200	363
Media - 2.3%
Lamar Advertising Co. Class A (a)	156,893	6,712
Pixar (a)	757	65
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	27,700	340
TiVo, Inc. (a)	64,600	379
Viacom, Inc. Class B (non-vtg.)	24,900	906
Walt Disney Co.	163,800	4,554
		12,956
Multiline Retail - 0.0%
Nordstrom, Inc.	400	19
Specialty Retail - 1.2%
Monro Muffler Brake, Inc. (a)	41,501	1,050
Staples, Inc.	160,200	5,400
Urban Outfitters, Inc. (a)	400	18
		6,468
TOTAL CONSUMER DISCRETIONARY		29,809
CONSUMER STAPLES - 10.0%
Beverages - 0.6%
Adolph Coors Co. Class B	38,200	2,891
PepsiCo, Inc.	10,200	532
		3,423
Food & Staples Retailing - 0.7%
Wal-Mart Stores, Inc.	69,400	3,666
Food Products - 2.7%
Bunge Ltd.	10,640	607
Hormel Foods Corp.	105,025	3,293
Kellogg Co.	44,500	1,987
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	155,000	$ 5,520
The J.M. Smucker Co.	73,000	3,436
		14,843
Household Products - 2.6%
Colgate-Palmolive Co.	72,800	3,724
Procter & Gamble Co.	197,300	10,867
		14,591
Tobacco - 3.4%
Altria Group, Inc.	286,400	17,499
Loews Corp. - Carolina Group	41,000	1,187
		18,686
TOTAL CONSUMER STAPLES		55,209
ENERGY - 3.9%
Energy Equipment & Services - 2.8%
Halliburton Co.	196,500	7,711
Schlumberger Ltd. (NY Shares)	116,900	7,826
		15,537
Oil & Gas - 1.1%
BP PLC sponsored ADR	35,200	2,056
Lukoil Oil Co. sponsored ADR	106	13
Total SA sponsored ADR	35,600	3,910
		5,979
TOTAL ENERGY		21,516
FINANCIALS - 13.0%
Capital Markets - 2.4%
E*TRADE Financial Corp. (a)	78,000	1,166
Goldman Sachs Group, Inc.	8,300	864
Janus Capital Group, Inc.	470,600	7,911
Morgan Stanley	2,030	113
T. Rowe Price Group, Inc.	56,100	3,489
		13,543
Commercial Banks - 0.5%
Bank of America Corp.	16,400	771
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Boston Private Financial Holdings, Inc.	4,200	$ 118
Wachovia Corp.	37,000	1,946
		2,835
Consumer Finance - 3.4%
SLM Corp.	349,700	18,670
Insurance - 6.0%
AMBAC Financial Group, Inc.	12,800	1,051
American International Group, Inc.	474,150	31,138
Scottish Re Group Ltd.	28,100	728
		32,917
Real Estate - 0.7%
Redwood Trust, Inc.	315	20
Spirit Finance Corp. (e)	310,300	3,925
		3,945
TOTAL FINANCIALS		71,910
HEALTH CARE - 16.3%
Biotechnology - 3.1%
Dendreon Corp. (a)(d)	289,871	3,125
Genentech, Inc. (a)	157,900	8,596
Millennium Pharmaceuticals, Inc. (a)	318,900	3,865
OSI Pharmaceuticals, Inc. (a)	22,400	1,677
		17,263
Health Care Equipment & Supplies - 1.7%
BioLase Technology, Inc. (d)	32,900	358
Guidant Corp.	115,500	8,328
Medtronic, Inc.	20,100	998
		9,684
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	118,400	10,423
Pharmaceuticals - 9.6%
Cipla Ltd.	370,863	2,725
Johnson & Johnson	41,400	2,626
Merck & Co., Inc.	161,200	5,181
Novartis AG sponsored ADR	65,700	3,320
Pfizer, Inc.	632,400	17,005
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Ranbaxy Laboratories Ltd.	10,639	$ 308
Roche Holding AG (participation certificate)	188,720	21,564
		52,729
TOTAL HEALTH CARE		90,099
INDUSTRIALS - 12.5%
Aerospace & Defense - 3.3%
Honeywell International, Inc.	430,600	15,248
Lockheed Martin Corp.	6,400	356
Northrop Grumman Corp.	6,400	348
United Defense Industries, Inc. (a)	48,800	2,306
		18,258
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	6,500	555
Airlines - 2.9%
AirTran Holdings, Inc. (a)	224,440	2,402
AMR Corp. (a)	149,700	1,639
Delta Air Lines, Inc. (a)(d)	873,660	6,535
Northwest Airlines Corp. (a)(d)	493,380	5,393
		15,969
Building Products - 0.7%
USG Corp. (a)(d)	94,900	3,822
Industrial Conglomerates - 4.7%
General Electric Co.	514,180	18,768
Siemens AG sponsored ADR	70,000	5,927
Tyco International Ltd.	41,000	1,465
		26,160
Machinery - 0.6%
ITT Industries, Inc.	35,100	2,964
Manitowoc Co., Inc.	9,300	350
		3,314
Marine - 0.1%
Alexander & Baldwin, Inc.	6,000	255
Road & Rail - 0.1%
Swift Transportation Co., Inc. (a)	15,398	331
TOTAL INDUSTRIALS		68,664
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 25.0%
Communications Equipment - 5.2%
Adtran, Inc.	5,800	$ 111
Alcatel SA sponsored ADR (a)	203,700	3,184
CIENA Corp. (a)	2,640,600	8,820
Corning, Inc. (a)(d)	459,400	5,407
Finisar Corp. (a)	883,524	2,014
JDS Uniphase Corp. (a)	1,598,700	5,068
Juniper Networks, Inc. (a)	150,700	4,098
		28,702
Computers & Peripherals - 9.2%
Apple Computer, Inc. (a)	47,300	3,046
Dell, Inc. (a)	12,300	518
Diebold, Inc.	123,800	6,899
Dot Hill Systems Corp. (a)	106,183	832
EMC Corp. (a)	793,900	11,805
Emulex Corp. (a)	61,800	1,041
Fujitsu Ltd.	320,000	2,084
International Business Machines Corp.	246,600	24,310
Western Digital Corp. (a)	8,500	92
		50,627
Internet Software & Services - 0.6%
Akamai Technologies, Inc. (a)	120,800	1,574
Yahoo!, Inc. (a)	49,100	1,850
		3,424
IT Services - 1.2%
Infosys Technologies Ltd.	134,181	6,489
Semiconductors & Semiconductor Equipment - 1.5%
Cymer, Inc. (a)	800	24
Integrated Circuit Systems, Inc. (a)	800	17
Integrated Device Technology, Inc. (a)	271,100	3,134
Intel Corp.	106,490	2,491
Microchip Technology, Inc.	17,000	453
PMC-Sierra, Inc. (a)	192,829	2,169
Samsung Electronics Co. Ltd.	10	4
United Microelectronics Corp. sponsored ADR	72	0
		8,292
Software - 7.3%
BEA Systems, Inc. (a)	205,100	1,817
Cognos, Inc. (a)	24,900	1,096
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Computer Associates International, Inc.	1,679	$ 52
Macrovision Corp. (a)	47,745	1,228
Microsoft Corp.	1,008,760	26,944
NDS Group PLC sponsored ADR (a)	19,600	668
Symantec Corp. (a)	328,200	8,454
The9 Ltd. ADR	2,500	59
		40,318
TOTAL INFORMATION TECHNOLOGY		137,852
MATERIALS - 2.1%
Chemicals - 0.6%
Monsanto Co.	57,000	3,166
Metals & Mining - 1.5%
High River Gold Mines Ltd. (a)	145,900	222
Meridian Gold, Inc. (a)	159,700	3,026
Newmont Mining Corp.	114,640	5,091
		8,339
TOTAL MATERIALS		11,505
TELECOMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 9.7%
BellSouth Corp.	217,200	6,036
SBC Communications, Inc.	923,200	23,791
Verizon Communications, Inc.	579,030	23,457
		53,284
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	106,500	2,916
TOTAL TELECOMMUNICATION SERVICES		56,200
TOTAL COMMON STOCKS (Cost $515,477)		542,764
Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	6,900	$ 0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(f) (Cost $456)	64,000	224
Convertible Bonds - 0.5%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
CIENA Corp. 3.75% 2/1/08	$ 2,960	2,627
TOTAL CONVERTIBLE BONDS (Cost $2,708)		2,627
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 2.24% (b)	4,081,170	4,081
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	17,660,475	17,660
TOTAL MONEY MARKET FUNDS (Cost $21,741)		21,741
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $540,382)		567,356
NET OTHER ASSETS - (2.9)%		(15,912)
NET ASSETS - 100%		$ 551,444
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,925,000 or 0.7% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $224,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 119
Geneprot, Inc. Series A	7/7/00	$ 352
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.2%
Switzerland	4.5%
India	1.8%
Netherlands Antilles	1.4%
France	1.3%
United Kingdom	1.3%
Germany	1.1%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information
At June 30, 2004, the fund had a capital loss carryforward of approximately $258,055,000 of which $167,964,000 and $90,091,000 will expire on June 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,955) (cost $540,382) - See accompanying schedule		$ 567,356
Foreign currency held at value (cost $ 1,569)		1,582
Receivable for investments sold		9,025
Receivable for fund shares sold		247
Dividends receivable		563
Interest receivable		82
Prepaid expenses		2
Other receivables		263
Total assets		579,120

Liabilities
Payable for investments purchased	$ 7,884
Payable for fund shares redeemed	1,523
Accrued management fee	265
Other affiliated payables	139
Other payables and accrued expenses	205
Collateral on securities loaned, at value	17,660
Total liabilities		27,676

Net Assets		$ 551,444
Net Assets consist of:
Paid in capital		$ 757,870
Undistributed net investment income		534
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(233,766)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,806
Net Assets, for 48,808 shares outstanding		$ 551,444
Net Asset Value, offering price and redemption price per share ($551,444 ÷ 48,808 shares)		$ 11.30

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2004 (Unaudited)

Investment Income
Dividends		$ 4,125
Special Dividends		2,084
Interest		392
Security lending		121
Total income		6,722

Expenses
Management fee Basic fee	$ 1,528
Performance adjustment	(143)
Transfer agent fees	726
Accounting and security lending fees	99
Non-interested trustees' compensation	2
Custodian fees and expenses	68
Registration fees	9
Audit	29
Legal	1
Miscellaneous	3
Total expenses before reductions	2,322
Expense reductions	(348)	1,974
Net investment income (loss)		4,748
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (net of foreign taxes of $174)	27,750
Foreign currency transactions	8
Total net realized gain (loss)		27,758
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $162)	21,042
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		21,038
Net gain (loss)		48,796
Net increase (decrease) in net assets resulting from operations		$ 53,544

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2004 (Unaudited)	Year ended June 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,748	$ 4,528
Net realized gain (loss)	27,758	78,540
Change in net unrealized appreciation (depreciation)	21,038	(16,811)
Net increase (decrease) in net assets resulting from operations	53,544	66,257
Distributions to shareholders from net investment income	(6,449)	(3,347)
Share transactions Proceeds from sales of shares	28,739	68,301
Reinvestment of distributions	6,299	3,261
Cost of shares redeemed	(71,321)	(284,094)
Net increase (decrease) in net assets resulting from share transactions	(36,283)	(212,532)
Total increase (decrease) in net assets	10,812	(149,622)

Net Assets
Beginning of period	540,632	690,254
End of period (including undistributed net investment income of $534 and undistributed net investment income of $2,235, respectively)	$ 551,444	$ 540,632
Other Information Shares
Sold	2,748	6,825
Issued in reinvestment of distributions	590	334
Redeemed	(6,759)	(28,329)
Net increase (decrease)	(3,421)	(21,170)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2004	Years ended June 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 9.40	$ 9.33	$ 11.36	$ 15.84	$ 12.60
Income from Investment Operations
Net investment income (loss) D	.09E	.07	.04	.03	.02	(.01)
Net realized and unrealized gain (loss)	.99	.93	.06	(2.02)	(2.05)	3.97
Total from investment operations	1.08	1.00	.10	(1.99)	(2.03)	3.96
Distributions from net investment income	(.13)	(.05)	(.03)	(.04)	-	-
Distributions from net realized gain	-	-	-	-	(1.93)	(.72)
Distributions in excess of net realized gain	-	-	-	-	(.52)	-
Total distributions	(.13)	(.05)	(.03)	(.04)	(2.45)	(.72)
Net asset value, end of period	$ 11.30	$ 10.35	$ 9.40	$ 9.33	$ 11.36	$ 15.84
Total Return B, C	10.51%	10.67%	1.11%	(17.56)%	(14.70)%	33.87%
Ratios to Average Net Assets F
Expenses before expense reductions	.87% A	.91%	1.17%	1.11%	.95%	.91%
Expenses net of voluntary waivers, if any	.87% A	.91%	1.17%	1.11%	.95%	.91%
Expenses net of all reductions	.74% A	.84%	.97%	.99%	.91%	.86%
Net investment income (loss)	1.79% A	.73%	.43%	.32%	.19%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 551	$ 541	$ 690	$ 806	$ 1,344	$ 1,577
Portfolio turnover rate	269% A	249%	367%	259%	168%	291%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Discovery Fund (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 39,790
Unrealized depreciation	(16,426)
Net unrealized appreciation (depreciation)	$ 23,364
Cost for federal income tax purposes	$ 543,992

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $680,857 and $693,341, respectively.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $299 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $64 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $348 for the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisor

Fidelity International Investment
Advisor (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CII-USAN-0205
1.787778.101

Fidelity®

Fund

Semiannual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Actual	$ 1,000.00	$ 1,047.50	$ 3.10
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.18	$ 3.06

* Expenses are equal to the Fund's annualized expense ratio of .60%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.3	3.3
Microsoft Corp.	3.7	4.1
Johnson & Johnson	2.5	1.5
Goldman Sachs Group, Inc.	2.2	0.7
American Express Co.	2.2	1.9
Bank of America Corp.	2.1	1.8
The Boeing Co.	2.0	1.5
Tyco International Ltd.	2.0	1.8
Dell, Inc.	2.0	1.1
Morgan Stanley	1.9	1.2
	24.9
Top Five Market Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	17.2
Information Technology	16.1	15.4
Industrials	15.7	14.6
Health Care	13.0	14.7
Consumer Staples	11.5	12.5
Asset Allocation (% of fund's net assets)
As of December 31, 2004 *		As of June 30, 2004 **
	Stocks 98.7%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	5.4%	** Foreign investments	3.7%

Semiannual Report

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.1%
Automobiles - 0.6%
Harley-Davidson, Inc.	972,000	$ 59,049
Household Durables - 1.1%
Fortune Brands, Inc.	692,600	53,455
Toll Brothers, Inc. (a)	946,650	64,950
		118,405
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	543,500	63,198
Media - 4.6%
Fox Entertainment Group, Inc. Class A (a)	1,830,900	57,234
McGraw-Hill Companies, Inc.	1,185,700	108,539
News Corp. Class B	5,126,400	98,427
Time Warner, Inc. (a)	2,277,460	44,274
Viacom, Inc. Class B (non-vtg.)	1,719,513	62,573
Walt Disney Co.	4,461,900	124,041
		495,088
Specialty Retail - 3.2%
Home Depot, Inc.	4,042,000	172,755
Staples, Inc.	5,237,600	176,559
		349,314
TOTAL CONSUMER DISCRETIONARY		1,085,054
CONSUMER STAPLES - 11.5%
Beverages - 1.9%
Anheuser-Busch Companies, Inc.	609,100	30,900
PepsiCo, Inc.	2,617,590	136,638
The Coca-Cola Co.	895,700	37,288
		204,826
Food & Staples Retailing - 3.0%
Albertsons, Inc.	2,087,400	49,847
CVS Corp.	1,458,800	65,748
Sysco Corp.	730,529	27,884
Tesco PLC	4,445,300	27,448
Wal-Mart Stores, Inc.	2,927,320	154,621
		325,548
Food Products - 2.1%
Archer-Daniels-Midland Co.	2,746,400	61,272
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Hershey Foods Corp.	1,160,000	$ 64,426
Kellogg Co.	2,207,700	98,596
		224,294
Household Products - 1.0%
Procter & Gamble Co.	1,986,900	109,438
Personal Products - 2.1%
Estee Lauder Companies, Inc. Class A	938,300	42,946
Gillette Co.	4,075,620	182,506
		225,452
Tobacco - 1.4%
Altria Group, Inc.	2,486,300	151,913
TOTAL CONSUMER STAPLES		1,241,471
ENERGY - 5.1%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	1,150,000	49,071
Nabors Industries Ltd. (a)	412,900	21,178
Schlumberger Ltd. (NY Shares)	1,040,800	69,682
		139,931
Oil & Gas - 3.8%
ConocoPhillips	841,546	73,071
Exxon Mobil Corp.	2,770,400	142,011
Occidental Petroleum Corp.	886,900	51,759
Total SA sponsored ADR	1,007,200	110,631
Valero Energy Corp.	673,400	30,572
		408,044
TOTAL ENERGY		547,975
FINANCIALS - 18.8%
Capital Markets - 6.9%
Bear Stearns Companies, Inc.	700,100	71,627
Goldman Sachs Group, Inc.	2,292,800	238,543
Lehman Brothers Holdings, Inc.	905,400	79,204
Merrill Lynch & Co., Inc.	2,442,500	145,988
Morgan Stanley	3,689,400	204,835
		740,197
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - 4.1%
Bank of America Corp.	4,743,500	$ 222,897
HSBC Holdings PLC sponsored ADR	318,100	27,083
Wells Fargo & Co.	3,179,400	197,600
		447,580
Consumer Finance - 2.6%
American Express Co.	4,165,892	234,831
SLM Corp.	759,050	40,526
		275,357
Diversified Financial Services - 2.2%
Citigroup, Inc.	3,183,632	153,387
J.P. Morgan Chase & Co.	2,053,700	80,115
		233,502
Insurance - 2.0%
AFLAC, Inc.	853,900	34,019
American International Group, Inc.	2,466,900	162,001
Berkshire Hathaway, Inc. Class A (a)	283	24,876
		220,896
Real Estate - 1.0%
AvalonBay Communities, Inc.	372,600	28,057
Equity Residential (SBI)	646,300	23,383
Vornado Realty Trust	803,900	61,201
		112,641
TOTAL FINANCIALS		2,030,173
HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 4.5%
Becton, Dickinson & Co.	1,087,400	61,764
Biomet, Inc.	1,546,400	67,098
Boston Scientific Corp. (a)	934,000	33,204
C.R. Bard, Inc.	1,025,400	65,605
Guidant Corp.	498,300	35,927
Medtronic, Inc.	1,134,600	56,356
St. Jude Medical, Inc. (a)	3,116,100	130,658
Zimmer Holdings, Inc. (a)	408,332	32,716
		483,328
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	1,433,100	126,156
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 7.4%
Connetics Corp. (a)	329,900	$ 8,013
Eli Lilly & Co.	495,500	28,120
Johnson & Johnson	4,251,400	269,624
Novartis AG sponsored ADR	2,199,400	111,158
Pfizer, Inc.	2,360,620	63,477
Roche Holding AG (participation certificate)	1,033,739	118,121
Schering-Plough Corp.	4,257,500	88,897
Wyeth	2,609,540	111,140
		798,550
TOTAL HEALTH CARE		1,408,034
INDUSTRIALS - 15.7%
Aerospace & Defense - 5.4%
EADS NV	1,846,379	53,576
Honeywell International, Inc.	4,567,800	161,746
Lockheed Martin Corp.	2,769,430	153,842
The Boeing Co.	4,169,200	215,839
		585,003
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	1,212,300	103,603
Industrial Conglomerates - 8.1%
3M Co.	1,338,100	109,818
General Electric Co.	12,785,026	466,654
Siemens AG sponsored ADR	976,500	82,680
Tyco International Ltd.	6,022,300	215,237
		874,389
Machinery - 1.3%
Dover Corp.	1,637,600	68,681
ITT Industries, Inc.	817,000	68,996
		137,677
TOTAL INDUSTRIALS		1,700,672
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	5,215,800	100,665
Juniper Networks, Inc. (a)	2,451,100	66,645
Lucent Technologies, Inc. warrants 12/10/07 (a)	331,216	523
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	5,206,700	$ 89,555
QUALCOMM, Inc.	3,996,200	169,439
		426,827
Computers & Peripherals - 4.2%
Dell, Inc. (a)	5,085,600	214,307
Diebold, Inc.	625,100	34,837
International Business Machines Corp.	1,584,100	156,161
Lexmark International, Inc. Class A (a)	549,200	46,682
		451,987
Electronic Equipment & Instruments - 0.3%
Amphenol Corp. Class A (a)	1,024,700	37,647
Internet Software & Services - 1.6%
Yahoo!, Inc. (a)	4,484,500	168,976
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	618,100	22,820
Freescale Semiconductor, Inc.:
Class A	259,280	4,620
Class B	1,809,597	33,224
Intel Corp.	8,444,130	197,508
		258,172
Software - 3.7%
Computer Associates International, Inc.	6,527	203
Microsoft Corp.	14,812,800	395,650
		395,853
TOTAL INFORMATION TECHNOLOGY		1,739,462
MATERIALS - 4.8%
Chemicals - 4.1%
Air Products & Chemicals, Inc.	985,900	57,153
Dow Chemical Co.	2,361,930	116,939
Ecolab, Inc.	1,676,100	58,881
Monsanto Co.	1,156,484	64,243
Praxair, Inc.	3,190,776	140,873
		438,089
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	2,268,700	$ 51,386
Packaging Corp. of America	1,078,700	25,403
		76,789
TOTAL MATERIALS		514,878
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
BellSouth Corp.	2,615,600	72,688
SBC Communications, Inc.	5,678,800	146,343
Verizon Communications, Inc.	3,138,800	127,153
		346,184
UTILITIES - 0.4%
Electric Utilities - 0.4%
PG&E Corp. (a)	1,289,800	42,925
TOTAL COMMON STOCKS (Cost $9,287,789)		10,656,828
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (a)(c)	1,612,868	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(c) (Cost $19,834)	710,000	2,485
Money Market Funds - 1.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 2.24% (b) (Cost $175,602)	175,602,038	$ 175,602
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $9,483,225)		10,834,915
NET OTHER ASSETS - (0.3)%		(32,986)
NET ASSETS - 100%		$ 10,801,929
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,485,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Geneprot, Inc. Series A	7/7/00	$ 3,905
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,929
Income Tax Information
At June 30, 2004, the fund had a capital loss carryforward of approximately $2,039,738,000 of which $943,331,000 and $1,096,407,000 will expire on June 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $9,483,225) - See accompanying schedule		$ 10,834,915
Receivable for fund shares sold		6,105
Dividends receivable		11,070
Interest receivable		462
Prepaid expenses		40
Other affiliated receivables		43
Other receivables		921
Total assets		10,853,556

Liabilities
Payable for investments purchased	$ 23,707
Payable for fund shares redeemed	22,352
Accrued management fee	3,261
Other affiliated payables	2,219
Other payables and accrued expenses	88
Total liabilities		51,627

Net Assets		$ 10,801,929
Net Assets consist of:
Paid in capital		$ 11,352,080
Undistributed net investment income		2,054
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,903,895)
Net unrealized appreciation (depreciation) on investments		1,351,690
Net Assets, for 361,497 shares outstanding		$ 10,801,929
Net Asset Value, offering price and redemption price per share ($10,801,929 ÷ 361,497 shares)		$ 29.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2004 (Unaudited)

Investment Income
Dividends		$ 80,505
Special Dividends		44,438
Interest		2,297
Security lending		42
Total income		127,282

Expenses
Management fee	$ 18,798
Transfer agent fees	11,174
Accounting and security lending fees	628
Non-interested trustees' compensation	32
Depreciation in deferred trustee compensation account	(1)
Custodian fees and expenses	81
Registration fees	23
Audit	48
Legal	17
Miscellaneous	39
Total expenses before reductions	30,839
Expense reductions	(1,514)	29,325
Net investment income (loss)		97,957
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	184,007
Foreign currency transactions	72
Total net realized gain (loss)		184,079
Change in net unrealized appreciation (depreciation) on investment securities		208,474
Net gain (loss)		392,553
Net increase (decrease) in net assets resulting from operations		$ 490,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2004 (Unaudited)	Year ended June 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 97,957	$ 89,525
Net realized gain (loss)	184,079	978,259
Change in net unrealized appreciation (depreciation)	208,474	647,143
Net increase (decrease) in net assets resulting from operations	490,510	1,714,927
Distributions to shareholders from net investment income	(104,471)	(89,068)
Share transactions Proceeds from sales of shares	607,083	1,419,655
Reinvestment of distributions	99,338	84,378
Cost of shares redeemed	(790,004)	(1,965,079)
Net increase (decrease) in net assets resulting from share transactions	(83,583)	(461,046)
Total increase (decrease) in net assets	302,456	1,164,813

Net Assets
Beginning of period	10,499,473	9,334,660
End of period (including undistributed net investment income of $2,054 and undistributed net investment income of $8,568, respectively)	$ 10,801,929	$ 10,499,473
Other Information Shares
Sold	21,288	52,303
Issued in reinvestment of distributions	3,408	3,064
Redeemed	(27,646)	(72,621)
Net increase (decrease)	(2,950)	(17,254)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2004	Years ended June 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 28.81	$ 24.46	$ 25.03	$ 31.84	$ 41.81	$ 40.39
Income from Investment Operations
Net investment income (loss) D	.27 E	.24	.21	.23	.19	.23
Net realized and unrealized gain (loss)	1.09	4.35	(.57)	(6.83)	(4.72)	3.61
Total from investment operations	1.36	4.59	(.36)	(6.60)	(4.53)	3.84
Distributions from net investment income	(.29)	(.24)	(.21)	(.21)	(.21)	(.21)
Distributions in excess of net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	-	-	-	-	(2.87)	(2.21)
Distributions in excess of net realized gain	-	-	-	-	(2.33)	-
Total distributions	(.29)	(.24)	(.21)	(.21)	(5.44)	(2.42)
Net asset value, end of period	$ 29.88	$ 28.81	$ 24.46	$ 25.03	$ 31.84	$ 41.81
Total Return B, C	4.75%	18.81%	(1.36)%	(20.78)%	(11.76)%	10.47%
Ratios to Average Net Assets F
Expenses before expense reductions	.60% A	.61%	.63%	.59%	.56%	.56%
Expenses net of voluntary waivers, if any	.60% A	.61%	.63%	.59%	.56%	.56%
Expenses net of all reductions	.57% A	.59%	.61%	.53%	.51%	.53%
Net investment income (loss)	1.90% A	.89%	.93%	.82%	.55%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 10,802	$ 10,499	$ 9,335	$ 10,486	$ 14,294	$ 17,379
Portfolio turnover rate	71% A	53%	32%	155%	217%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.12 per share.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Fund (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,594,065
Unrealized depreciation	(295,052)
Net unrealized appreciation (depreciation)	$ 1,299,013
Cost for federal income tax purposes	$ 9,535,902

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,590,580 and $3,625,446, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,246 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $47 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,456 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $57, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FID-USAN-0205
1.787780.101

Fidelity®

Growth & Income II

Portfolio

Semiannual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Actual	$ 1,000.00	$ 1,058.70	$ 4.31
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.02	$ 4.23

* Expenses are equal to the Fund's annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	8.2	6.5
Omnicom Group, Inc.	7.4	6.1
BellSouth Corp.	5.8	5.3
Morgan Stanley	5.7	5.2
Wells Fargo & Co.	5.0	4.7
Verizon Communications, Inc.	5.0	4.3
Merrill Lynch & Co., Inc.	4.2	3.7
Wal-Mart Stores, Inc.	3.6	3.6
Microsoft Corp.	3.2	3.8
Exxon Mobil Corp.	3.1	3.5
	51.2
Top Five Market Sectors as of December 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	21.8
Consumer Discretionary	23.0	19.6
Consumer Staples	14.3	16.0
Telecommunication Services	12.5	11.2
Information Technology	6.0	7.1
Asst Allocation (% of fund's net assets)
As of December 31, 2004 *		As of June 30, 2004 **
	Stocks 92.6%		Stocks 97.0%
	Short-Term Investments and Net Other Assets 7.4%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	3.1%	** Foreign investments	4.8%

Semiannual Report

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 23.0%
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	20,900	$ 1,204,467
Media - 19.0%
E.W. Scripps Co. Class A	86,600	4,181,048
EchoStar Communications Corp. Class A	493,700	16,410,588
News Corp. Class B (d)	141,000	2,707,200
Omnicom Group, Inc.	177,300	14,949,936
		38,248,772
Multiline Retail - 2.7%
Kohl's Corp. (a)	108,600	5,339,862
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	28,200	1,190,322
Reebok International Ltd.	7,100	312,400
		1,502,722
TOTAL CONSUMER DISCRETIONARY		46,295,823
CONSUMER STAPLES - 14.3%
Beverages - 0.9%
The Coca-Cola Co.	43,600	1,815,068
Food & Staples Retailing - 6.5%
Costco Wholesale Corp.	61,600	2,982,056
Wal-Mart Stores, Inc.	138,620	7,321,908
Walgreen Co.	72,900	2,797,173
		13,101,137
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	28,800	1,111,680
Household Products - 2.6%
Colgate-Palmolive Co.	28,400	1,452,944
Kimberly-Clark Corp.	58,200	3,830,142
		5,283,086
Personal Products - 2.2%
Gillette Co.	98,300	4,401,874
Tobacco - 1.5%
Altria Group, Inc.	47,930	2,928,523
TOTAL CONSUMER STAPLES		28,641,368
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 4.4%
Oil & Gas - 4.4%
BP PLC sponsored ADR	45,100	$ 2,633,840
Exxon Mobil Corp.	122,292	6,268,688
		8,902,528
FINANCIALS - 23.4%
Capital Markets - 12.8%
Goldman Sachs Group, Inc.	56,300	5,857,452
Merrill Lynch & Co., Inc.	140,600	8,403,662
Morgan Stanley	204,500	11,353,840
		25,614,954
Commercial Banks - 5.0%
Wells Fargo & Co.	162,700	10,111,805
Consumer Finance - 1.0%
American Express Co.	35,300	1,989,861
Insurance - 4.6%
Allstate Corp.	43,400	2,244,648
American International Group, Inc.	68,330	4,487,231
PartnerRe Ltd.	15,300	947,682
St. Paul Travelers Companies, Inc.	44,281	1,641,497
		9,321,058
TOTAL FINANCIALS		47,037,678
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	17,000	1,370,200
Pharmaceuticals - 0.8%
Pfizer, Inc.	63,500	1,707,515
TOTAL HEALTH CARE		3,077,715
INDUSTRIALS - 4.5%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	15,800	877,690
Northrop Grumman Corp.	22,800	1,239,408
		2,117,098
Airlines - 0.5%
Continental Airlines, Inc. Class B (a)(d)	72,900	987,066
Industrial Conglomerates - 2.3%
General Electric Co.	127,920	4,669,080
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.6%
Union Pacific Corp.	18,700	$ 1,257,575
TOTAL INDUSTRIALS		9,030,819
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	158,100	3,051,330
Computers & Peripherals - 0.7%
Diebold, Inc.	25,400	1,415,542
IT Services - 0.6%
Paychex, Inc.	33,200	1,131,456
Software - 3.2%
Microsoft Corp.	240,400	6,421,084
TOTAL INFORMATION TECHNOLOGY		12,019,412
MATERIALS - 2.6%
Containers & Packaging - 2.6%
Packaging Corp. of America	25,600	602,880
Smurfit-Stone Container Corp. (a)	248,618	4,644,184
		5,247,064
TELECOMMUNICATION SERVICES - 12.5%
Diversified Telecommunication Services - 12.5%
BellSouth Corp.	415,330	11,542,021
SBC Communications, Inc.	134,690	3,470,961
Verizon Communications, Inc.	247,800	10,038,378
		25,051,360
UTILITIES - 0.4%
Electric Utilities - 0.4%
Entergy Corp.	12,700	858,393
TOTAL COMMON STOCKS (Cost $168,553,156)		186,162,160
Money Market Funds - 9.2%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 2.24% (b)	15,430,105	$ 15,430,105
Fidelity Securities Lending Cash Central Fund, 2.23% (b)(c)	3,099,600	3,099,600
TOTAL MONEY MARKET FUNDS (Cost $18,529,705)		18,529,705
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $187,082,861)		204,691,865
NET OTHER ASSETS - (1.8)%		(3,647,653)
NET ASSETS - 100%		$ 201,044,212
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At June 30, 2004, the fund had a capital loss carryforward of approximately $19,001,000 of which $5,333,000 and $13,668,000 will expire on June 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

December 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,011,606) (cost $187,082,861) - See accompanying schedule		$ 204,691,865
Receivable for fund shares sold		133,366
Dividends receivable		170,534
Interest receivable		30,931
Prepaid expenses		791
Other receivables		3,785
Total assets		205,031,272

Liabilities
Payable for fund shares redeemed	$ 731,841
Accrued management fee	79,763
Other affiliated payables	54,490
Other payables and accrued expenses	21,366
Collateral on securities loaned, at value	3,099,600
Total liabilities		3,987,060

Net Assets		$ 201,044,212
Net Assets consist of:
Paid in capital		$ 200,421,053
Undistributed net investment income		24,415
Accumulated undistributed net realized gain (loss) on investments		(17,010,260)
Net unrealized appreciation (depreciation) on investments		17,609,004
Net Assets, for 20,775,612 shares outstanding		$ 201,044,212
Net Asset Value, offering price and redemption price per share ($201,044,212 ÷ 20,775,612 shares)		$ 9.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2004 (Unaudited)

Investment Income
Dividends		$ 1,625,371
Special Dividends		1,002,609
Interest		124,274
Security lending		10,198
Total income		2,762,452

Expenses
Management fee	$ 475,744
Transfer agent fees	287,234
Accounting and security lending fees	37,991
Non-interested trustees' compensation	635
Custodian fees and expenses	2,699
Registration fees	11,174
Audit	18,748
Legal	326
Miscellaneous	847
Total expenses before reductions	835,398
Expense reductions	(6,511)	828,887
Net investment income (loss)		1,933,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,251,522
Change in net unrealized appreciation (depreciation) on investment securities		6,000,125
Net gain (loss)		9,251,647
Net increase (decrease) in net assets resulting from operations		$ 11,185,212

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2004 (Unaudited)	Year ended June 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,933,565	$ 1,590,155
Net realized gain (loss)	3,251,522	5,616,483
Change in net unrealized appreciation (depreciation)	6,000,125	13,174,610
Net increase (decrease) in net assets resulting from operations	11,185,212	20,381,248
Distributions to shareholders from net investment income	(2,098,428)	(1,483,590)
Share transactions Proceeds from sales of shares	11,290,475	96,697,405
Reinvestment of distributions	1,996,410	1,403,454
Cost of shares redeemed	(30,672,993)	(103,371,871)
Net increase (decrease) in net assets resulting from share transactions	(17,386,108)	(5,271,012)
Total increase (decrease) in net assets	(8,299,324)	13,626,646

Net Assets
Beginning of period	209,343,536	195,716,890
End of period (including undistributed net investment income of $24,415 and undistributed net investment income of $189,278, respectively)	$ 201,044,212	$ 209,343,536
Other Information Shares
Sold	1,217,174	10,785,017
Issued in reinvestment of distributions	210,237	153,412
Redeemed	(3,307,787)	(11,372,872)
Net increase (decrease)	(1,880,376)	(434,443)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2004	Years ended June 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.24	$ 8.48	$ 7.88	$ 9.63	$ 10.49	$ 10.75
Income from Investment Operations
Net investment income (loss) D	.09 E	.06	.07	.08	.11	.09
Net realized and unrealized gain (loss)	.45	.76	.60	(1.75)	(.86)	(.22)
Total from investment operations	.54	.82	.67	(1.67)	(.75)	(.13)
Distributions from net investment income	(.10)	(.06)	(.07)	(.08)	(.11)	(.08)
Distributions from net realized gain	-	-	-	-	-	(.04)
Distributions in excess of net realized gain	-	-	-	-	-	(.01)
Total distributions	(.10)	(.06)	(.07)	(.08)	(.11)	(.13)
Net asset value, end of period	$ 9.68	$ 9.24	$ 8.48	$ 7.88	$ 9.63	$ 10.49
Total Return B, C	5.87%	9.68%	8.60%	(17.42)%	(7.19)%	(1.17)%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.86%	.94%	.90%	.88%	.85%
Expenses net of voluntary waivers, if any	.83% A	.86%	.94%	.90%	.88%	.85%
Expenses net of all reductions	.83% A	.85%	.93%	.89%	.86%	.84%
Net investment income (loss)	1.93% A	.72%	.90%	.94%	1.12%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,044	$ 209,344	$ 195,717	$ 132,542	$ 158,467	$ 174,372
Portfolio turnover rate	2% A	26%	51%	54%	79%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.05 per share.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Growth & Income II Portfolio (the fund) is a fund of Fidelity Hastings Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends to net investment income per share is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 26,312,915
Unrealized depreciation	(9,944,562)
Net unrealized appreciation (depreciation)	$ 16,368,353
Cost for federal income tax purposes	$ 188,323,512

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,260,606 and $28,168,138, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $124,251 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $706 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $6,511 for the period.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GII-USAN-0205
1.787781.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 11, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 11, 2005